Research and development (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Research and development expense	$ 3,100	$ 1,200	$ 5,500	$ 2,800	$ 5,300	$ 9,800
Capitalized internally developed software in period	4,700	2,800	8,800	5,200	13,100	4,300
Research and development spend	7,800	4,000	14,300	8,000
Operating expenses	$ 148,623	$ 105,391	$ 284,693	$ 190,499	$ 438,495	$ 375,553	$ 10,564